Annual Total Returns - BlackRock CoreAlpha Bond Fund (Institutional Shares, Investor A Shares and Investor C Shares) [BarChart] - Investor A, C and Institutional - BlackRock CoreAlpha Bond Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.34%
Annual Return 2012	4.82%
Annual Return 2013	(2.44%)
Annual Return 2014	6.45%
Annual Return 2015	0.48%
Annual Return 2016	2.37%
Annual Return 2017	4.19%
Annual Return 2018	(0.18%)
Annual Return 2019	9.62%
Annual Return 2020	8.88%